Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill, beginning	$ 8,317	$ 8,317	$ 8,317
Goodwill acquired during the year	0	0	0
Accumulated impairment losses	0	0	0
Goodwill, ending	8,317	8,317	8,317
IoT
Goodwill, beginning	8,317	8,317	8,317
Goodwill acquired during the year	0	0	0
Accumulated impairment losses	0	0	0
Goodwill, ending	8,317	8,317	8,317
mPKI
Goodwill, beginning	0	0	0
Goodwill acquired during the year	0	0	0
Accumulated impairment losses	0	0	0
Goodwill, ending	$ 0	$ 0	$ 0